NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Summary of Rollforward of Newbuilding
Movements in the three years ended December 31, 2025 are as follows:

(in thousands of $)
Balance at January 1, 2023	47,991
Installments and other costs paid and payable	145,753
Transfer to Vessels and equipment	(193,878)
Capitalized borrowing costs	134
Balance at December 31, 2023	—
Balance at December 31, 2024	—
Balance at December 31, 2025	—